Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 21,798,732	$ (1,860,902)
Cash flows from investing activities:
Purchase of property and equipment	(16,592,618)	(79,638,281)
Purchase of property and equipment from a related party		(4,512,810)
Net cash used in investing activities	(16,592,618)	(84,151,091)
Cash flows from financing activities:
Capital injection from shareholders	10,000	42,360,581
Proceeds from short-term bank borrowings	34,680,563
Proceeds from long-term bank borrowings	11,363,413
Proceeds from borrowings from a related party	5,000,000	44,774,119
Repayment of borrowings to a related party	(27,992,018)
Payments of offering costs	(1,569,634)	(593,335)
Net cash provided by financing activities	21,492,324	86,541,365
Effect of exchange rate changes on cash	(1,309,108)	(1,549,580)
Net increase (decrease) in cash	25,389,330	(1,020,208)
Cash and restricted cash at beginning of period	18,997,493	2,065,448
Cash and restricted cash at end of period	44,386,823	1,045,240
Supplemental cash flow information
Cash paid for interest expense to a bank	1,059,748
Cash paid for interest expense to a related party	631,388
Cash paid for income tax
Supplemental cash flow information for non-cash operating, investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		472,163
Purchase of property, plant and equipment financed by accounts payable	23,024,401	14,749,735
Payment of offering cost financed by other payable	$ 700,000